SUPPLEMENTAL INFORMATION - Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Operating activities:
Net income	$ 231	$ 60	[1]	$ 841	$ 342	[1],[2]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments				538	540	[2]
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments				478	430	[2]
Loss on disposal of assets				0	6	[2]
Loss on repurchase/early redemption of notes				0	56	[2]
Undistributed loss of unconsolidated subsidiaries				(4)	(22)	[2]
Other non-cash items				109	114	[2]
Changes in operating assets and liabilities:
Provisions				(85)	148	[2]
Deferred income taxes				7	(81)	[2]
Trade and financing receivables related to sales, net				448	28	[2]
Inventories, net				(848)	(596)	[2]
Trade payables				(35)	232	[2]
Other assets and liabilities				(253)	2	[2]
Net cash provided by operating activities				1,196	1,199	[2]
Investing activities:
Additions to retail receivables				(3,040)	(2,857)	[2]
Collections of retail receivables				3,029	3,104	[2]
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments				3	11	[2]
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments				(293)	(278)	[2]
Expenditures for assets under operating leases and assets sold under buy-back commitments				(959)	(1,196)	[2]
Other				265	(94)	[2]
Net cash used in investing activities				(995)	(1,310)	[2]
Financing activities:
Proceeds from long-term debt				11,298	11,096	[2]
Payments of long-term debt				(12,439)	(11,994)	[2]
Net increase (decrease) in other financial liabilities				219	(187)	[2]
Dividends paid				(240)	(166)	[2]
Other				(156)	(16)	[2]
Net cash used in financing activities				(1,318)	(1,267)	[2]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash				(262)	305	[2]
Increase (decrease) in cash and cash equivalents and restricted cash				(1,379)	(1,073)	[2]
Cash and cash equivalents and restricted cash, beginning of year				6,200	5,854	[2]
Cash and cash equivalents and restricted cash, end of period	4,821	4,781	[2]	4,821	4,781	[2]
Industrial activities
Operating activities:
Net income	231	60		841	342
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments				535	536
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments				293	232
Loss on disposal of assets				0	6
Loss on repurchase/early redemption of notes				0	56
Undistributed loss of unconsolidated subsidiaries				(147)	(4)
Other non-cash items				80	54
Changes in operating assets and liabilities:
Provisions				(88)	150
Deferred income taxes				(8)	(85)
Trade and financing receivables related to sales, net				(56)	89
Inventories, net				(1,186)	(940)
Trade payables				(10)	228
Other assets and liabilities				(306)	(72)
Net cash provided by operating activities				(52)	592
Investing activities:
Additions to retail receivables				0	0
Collections of retail receivables				0	0
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments				3	11
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments				(288)	(277)
Expenditures for assets under operating leases and assets sold under buy-back commitments				(505)	(717)
Other				696	(156)
Net cash used in investing activities				(94)	(1,139)
Financing activities:
Proceeds from long-term debt				616	1,500
Payments of long-term debt				(1,242)	(2,044)
Net increase (decrease) in other financial liabilities				23	(72)
Dividends paid				(240)	(166)
Other				(156)	(16)
Net cash used in financing activities				(999)	(798)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash				(207)	265
Increase (decrease) in cash and cash equivalents and restricted cash				(1,352)	(1,080)
Cash and cash equivalents and restricted cash, beginning of year				4,901	4,649
Cash and cash equivalents and restricted cash, end of period	3,549	3,569		3,549	3,569
Financial services
Operating activities:
Net income	92	86		297	260
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments				3	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments				185	198
Loss on disposal of assets				0	0
Loss on repurchase/early redemption of notes				0	0
Undistributed loss of unconsolidated subsidiaries				(25)	(20)
Other non-cash items				29	60
Changes in operating assets and liabilities:
Provisions				3	(2)
Deferred income taxes				15	4
Trade and financing receivables related to sales, net				513	(53)
Inventories, net				338	344
Trade payables				(36)	3
Other assets and liabilities				55	67
Net cash provided by operating activities				1,377	865
Investing activities:
Additions to retail receivables				(3,040)	(2,857)
Collections of retail receivables				3,029	3,104
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments				0	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments				(5)	(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments				(454)	(479)
Other				(470)	17
Net cash used in investing activities				(940)	(216)
Financing activities:
Proceeds from long-term debt				10,682	9,596
Payments of long-term debt				(11,197)	(9,950)
Net increase (decrease) in other financial liabilities				196	(115)
Dividends paid				(129)	(258)
Other				39	45
Net cash used in financing activities				(409)	(682)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash				(55)	40
Increase (decrease) in cash and cash equivalents and restricted cash				(27)	7
Cash and cash equivalents and restricted cash, beginning of year				1,299	1,205
Cash and cash equivalents and restricted cash, end of period	$ 1,272	$ 1,212		$ 1,272	$ 1,212

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).